Derivative Instruments (Estimated Net Gains Associated With Derivative Instruments Net Of Tax That Will Be Reclassified To Earnings Within Twelve Months) (Details) (USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2010
Net Gain (Loss) To Be Reclassified Within Twelve Months [Member]
Derivative [Line Items]
Net gains to be reclassified to earnings	$ 0.8
Contract Drilling Expense [Member]
Derivative [Line Items]
Net losses to be reclassified to earnings	1.1
Other Income, Net [Member]
Derivative [Line Items]
Net realized losses to be reclassified to other income (expense), net	$ (0.3)